UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                             as of July 31, 2017 (Unaudited)

Deutsche Emerging Markets Equity Fund

	Shares	Value ($)
Equity Securities 88.3%
Argentina 1.7%
Adecoagro SA*	27,515	279,828
Grupo Financiero Galicia SA (ADR)	9,345	339,410
Pampa Energia SA (ADR)*	12,884	700,245
(Cost $837,903)		1,319,483
Australia 1.0%
BHP Billiton PLC (Cost $498,385)	41,792	759,835
Brazil 6.5%
Banco do Brasil SA	42,562	391,723
CCR SA	57,982	317,582
Itau Unibanco Holding SA (Preferred)	96,322	1,152,769
Kroton Educacional SA	106,988	517,382
Lojas Americanas SA (Preferred)	104,663	525,941
Multiplan Empreendimentos Imobiliarios SA	616	14,199
Petroleo Brasileiro SA (Preferred)*	368,640	1,571,096
Rumo SA*	162,854	540,001
(Cost $4,139,547)		5,030,693
China 26.8%
Alibaba Group Holding Ltd. (ADR)*	16,778	2,599,751
Anhui Conch Cement Co., Ltd. "H"	209,500	775,151
Baidu, Inc. (ADR)*	3,500	792,225
China Communications Construction Co., Ltd. "H"	410,914	548,180
China Construction Bank Corp. "H"	2,801,577	2,331,419
China Merchants Bank Co., Ltd. "H"	181,120	595,942
Ctrip.com International Ltd. (ADR)*	11,500	686,895
Datang International Power Generation Co., Ltd. "H"*	1,116,000	380,058
Industrial & Commercial Bank of China Ltd. "H"	2,917,095	2,042,878
JD.com, Inc. (ADR)*	30,569	1,380,802
New Oriental Education & Technology Group, Inc. (ADR)*	15,050	1,198,883
PetroChina Co., Ltd. "H"	1,473,300	948,776
Ping An Insurance (Group) Co. of China Ltd. "H"	187,032	1,387,631
Tencent Holdings Ltd.	109,700	4,401,595
Zhuzhou CRRC Times Electric Co., Ltd. "H"	139,000	662,007
(Cost $14,053,132)		20,732,193
Hong Kong 3.2%
China Mobile Ltd.	114,152	1,223,976
China Overseas Land & Investment Ltd.	251,475	853,189
Galaxy Entertainment Group Ltd.	59,000	365,218
(Cost $2,083,852)		2,442,383
India 9.7%
Coal India Ltd.	87,012	338,615
HDFC Bank Ltd. (ADR)	24,562	2,377,111
ICICI Bank Ltd.	149,257	704,507
ICICI Bank Ltd. (ADR)	80,306	747,649
Larsen & Toubro Ltd.	32,190	598,727
Maruti Suzuki India Ltd.	8,839	1,067,149
Tata Consultancy Services Ltd.	13,772	535,616
UltraTech Cement Ltd.	8,316	526,821
Zee Entertainment Enterprises Ltd.	75,600	636,371
(Cost $6,129,736)		7,532,566
Indonesia 1.3%
PT Astra International Tbk	457,368	273,755
PT Bank Central Asia Tbk	533,614	748,918
(Cost $786,664)		1,022,673
Korea 14.8%
Amorepacific Corp.	1,658	420,038
Hyundai Motor Co.	3,718	481,757
Korea Electric Power Corp.	10,336	411,482
KT Corp.	20,066	624,009
LG Chem Ltd.	2,170	636,039
LG Household & Health Care Ltd.	596	527,801
Naver Corp.	1,218	874,004
Netmarble Games Corp. 144A*	2,615	334,163
POSCO	2,940	872,240
Samsung Electronics Co., Ltd.	2,312	4,979,152
Samsung Fire & Marine Insurance Co., Ltd.	2,292	598,064
Shinhan Financial Group Co., Ltd.	14,954	710,918
(Cost $8,038,919)		11,469,667
Mexico 2.5%
Fomento Economico Mexicano SAB de CV (ADR)	7,742	781,013
Gruma SAB de CV "B"	15,238	210,101
Grupo Financiero Inbursa SAB de CV "O"	135,109	242,782
Grupo Mexico SAB de CV "B"	220,582	718,030
(Cost $1,959,402)		1,951,926
Philippines 0.5%
CEMEX Holdings Philippines, Inc. 144A*	1,204,100	145,084
SM Investments Corp.	16,515	264,122
(Cost $478,461)		409,206
Russia 3.5%
Gazprom PJSC (ADR)	130,471	510,141
Lukoil PJSC (ADR)	11,833	557,808
Magnit PJSC	3,430	544,933
MMC Norilsk Nickel PJSC (ADR) (a)	25,698	385,984
Sberbank of Russia PJSC	247,480	686,272
(Cost $2,461,867)		2,685,138
South Africa 5.1%
Dis-Chem Pharmacies Ltd. 144A	204,702	441,130
FirstRand Ltd.	168,000	661,101
Naspers Ltd. "N"	6,150	1,357,281
Shoprite Holdings Ltd.	35,000	535,620
Truworths International Ltd.	109,301	627,006
Woolworths Holdings Ltd.	71,988	344,133
(Cost $2,876,448)		3,966,271
Taiwan 9.7%
Advanced Semiconductor Engineering, Inc.	479,523	644,753
Catcher Technology Co., Ltd.	62,000	712,490
Delta Electronics, Inc.	131,727	700,177
Formosa Plastics Corp.	108,000	324,048
Fubon Financial Holding Co., Ltd.	337,000	523,432
Largan Precision Co., Ltd.	6,950	1,268,219
Taiwan Semiconductor Manufacturing Co., Ltd.	469,803	3,337,343
(Cost $4,413,938)		7,510,462
Thailand 0.4%
CP ALL PCL (NVDR) (Cost $247,035)	190,300	347,414
Turkey 1.0%
KOC Holding AS	100,545	467,963
Turkiye Garanti Bankasi AS	97,879	293,135
(Cost $716,326)		761,098
United Arab Emirates 0.6%
Emaar Malls PJSC (Cost $589,330)	687,850	464,428
Total Common Stocks (Cost $50,310,945)		68,405,436
Exchange-Traded Fund 3.8%
iShares MSCI Emerging Markets ETF (Cost $2,760,540)	66,200	2,899,560
Securities Lending Collateral 0.5%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.91% (b) (c) (Cost $390,400)	390,400	390,400
Cash Equivalents 6.9%
Deutsche Central Cash Management Government Fund, 1.07% (b) (Cost $5,334,665)	5,334,665	5,334,665
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $58,796,550) †	99.5	77,030,061
Other Assets and Liabilities, Net	0.5	419,371
Net Assets	100.0	77,449,432

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $58,840,461. At July 31, 2017, net unrealized appreciation for all securities based on tax cost was $18,189,600. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,280,164 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,090,564.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2017 amounted to $384,512, which is 0.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
NVDR: Non-Voting Depository Receipt
PJSC: Public Joint Stock Company

At July 31, 2017 the Deutsche Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Equity Securities
Information Technology	21,179,488	31%
Financials	16,535,661	24%
Consumer Discretionary	9,462,573	14%
Materials	5,143,232	7%
Consumer Staples	4,087,878	6%
Energy	3,926,436	6%
Industrials	3,398,582	5%
Telecommunication Services	1,847,985	3%
Utilities	1,491,785	2%
Real Estate	1,331,816	2%
Total	68,405,436	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$1,319,483	$—	$—	$1,319,483
Australia	759,835	—	—	759,835
Brazil	5,030,693	—	—	5,030,693
China	20,732,193	—	—	20,732,193
Hong Kong	2,442,383	—	—	2,442,383
India	7,532,566	—	—	7,532,566
Indonesia	1,022,673	—	—	1,022,673
Korea	11,469,667	—	—	11,469,667
Mexico	1,951,926	—	—	1,951,926
Philippines	409,206	—	—	409,206
Russia	2,685,138	—	—	2,685,138
South Africa	3,966,271	—	—	3,966,271
Taiwan	7,510,462	—	—	7,510,462
Thailand	347,414	—	—	347,414
Turkey	761,098	—	—	761,098
United Arab Emirates	464,428	—	—	464,428
Exchange-Traded Fund	2,899,560	—	—	2,899,560
Short-Term Investments (d)	5,725,065	—	—	5,725,065
Total	$77,030,061	$—	$—	$77,030,061

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended July 31, 2017, the amount of the transfers between Level 2 and Level 1 was $38,352,661.

Transfers between price levels are recognized at the beginning of the reporting period.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Emerging Markets Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017